Profit per share (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended										12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013		Jan. 31, 2014	Feb. 28, 2007
Earnings Per Share [Abstract]
Profit for the period (A) (in millions of dollars)		$ (94)	$ 559	$ 802	$ 1,245	$ (822)	$ 1,158	$ 1,102	$ 1,014			$ 2,512	[1]	$ 2,452	[1]	$ 6,556	[1]
Determination of shares (in millions)
Weighted-average number of common shares outstanding (B) (in shares)												594,300,000		617,200,000		645,200,000
Shares issuable on exercise of stock awards, net of shares assumed to be purchased out of proceeds at average market price (in shares)												7,000,000		11,700,000		13,400,000
Average common shares outstanding for fully diluted computation (C) (in shares)	[2]											601,300,000		628,900,000		658,600,000
Profit (loss) per share of common stock:
Assuming no dilution (A/B) (in dollars per share)		$ (0.16)	$ 0.95	$ 1.33	$ 2.06	$ (1.36)	$ 1.89	$ 1.76	$ 1.62			$ 4.23		$ 3.97		$ 10.16
Assuming full dilution (A/C) (in dollars per share)		$ (0.16)	$ 0.94	$ 1.31	$ 2.03	$ (1.36)	$ 1.86	$ 1.73	$ 1.59			$ 4.18	[2]	$ 3.90	[2]	$ 9.95	[2]
Shares outstanding as of December 31		582,300,000				606,200,000						582,300,000		606,200,000		637,800,000
Common shares under SARs and stock options not included in the computation of diluted earnings per share (in shares)												22,169,133		10,266,682		10,152,448
Common Stock Repurchase
Stock Repurchase Program, Authorized Amount																		$ 10,000	$ 7,500
Common shares repurchased (in shares)			19,600,000				23,700,000		18,100,000	11,900,000	11,500,000	25,841,608		41,762,325		23,484,843
Payments for repurchase of common stock			$ 1,500				$ 2,500		$ 1,700	$ 1,000	$ 1,000	$ 2,025		$ 4,238		$ 2,000
Stock repurchase program, amount of authorized repurchase spent to date												$ 4,500

[1]	1 Profit attributable to common stockholders.
[2]	2 Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.